Equity	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Equity

16.	Equity

(a)	Capital stock and distribution of dividends -
IFS’s shares are listed on the Lima Stock Exchange and, since July 2019, they are listed also on the New York Stock Exchange. IFS’s shares have no nominal value and their issuance value was US$9.72 per share.
As a consequence of the Offering detailed in Note 1(c), in July 2019, IFS issued 2,336,841 common shares, thus increasing its capital stock by S/74,571,000 (approximately US$22,714,000). In this sense, as of December 31, 2021 and 2020, IFS’s capital stock is represented by 115,447,705 subscribed and paid-in
common shares.
The General Shareholders’ Meeting of IFS held on March 31, 2022, agreed to distribute dividends for the year 2021 of approximately US$202,025,000 (equivalent to approximately S/751,532,000), equivalent to US$1.75 per share, which will be paid on May 6, 2022.
The Shareholders’ Meeting of IFS held on November 24, 2021, agreed to distribute extraordinary dividends of approximately
US$75,038,000 (equivalent to approximately S/301,757,000), equivalent to US$0.65 per share, which was paid on December 20, 2021.
The General Shareholders’ Meeting of IFS held on March 31, 2021, agreed to distribute dividends for 2020 of
 approximately US$88,891,000 (equivalent to approximately S/332,096,000), equivalent to US$0.77 per share, which were paid on May 6, 2021.
The General Shareholders’ Meeting of IFS held on April 7, 2020, agreed to distribute dividends for 2019 of
 approximately US$202,033,000 (equivalent to approximately S/698,228,000), US$1.75 per share, which were paid on May 6, 2020.
The General Shareholders’ Meeting of IFS held on April 1, 2019, agreed to distribute dividends for 2018
o
f
 approximately US$197,187,000 (equivalent to approximately S/654,464,000), US$1.75 per share, which were paid on May 3, 2019.

(b)	Treasury stock -
As of December 31, 2021 and 2020, the Company and some Subsidiaries h
e
ld 30,074 and 24,824 shares issued by IFS, respectively, with an acquisition cost equivalent to S/3,363,000 and S/2,769,000, respectively.

(c)	Capital surplus -
Corresponds to the difference between the nominal value of the shares issued and their public offerings price, which were performed in 2007 and 2019; see Note 1(c). Capital surplus is presented net of the expenses incurred and related to the issuance of such shares.

(d)	Unrealized results, net -
This item is made up as follows:

	Unrealized gain (loss)

	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statements of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance premiums reserve	Cash flow hedge reserve	Translation of foreign operations	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1, 2019	147,554	(232,337)	75,575	27,911	102,983	121,686
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(999,430)	—	—	(999,430)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	117,329	—	—	—	—	117,329
Unrealized gain for debt instruments at fair value through other comprehensive income, net of unrealized loss	—	1,341,797	—	—	—	1,341,797
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(80,080)	—	—	—	(80,080)
Transfer of impairment loss on debt instruments at fair value through other comprehensive income, Note 5(c)	—	6,779	—	—	—	6,779
Variation for net unrealized loss on cash flow hedges	—	—	—	(74,593)	—	(74,593)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	23,924	—	23,924
Translation of foreign operations	—	—	—	—	(14,507)	(14,507)

Balances as of December 31, 2019	264,883	1,036,159	(923,855)	(22,758)	88,476	442,905

Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(331,990)	—	—	(331,990)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	8,175	—	—	—	—	8,175
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income	24,154	—	—	—	—	24,154
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	791,762	—	—	—	791,762
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(193,683)	—	—	—	(193,683)
Transfer of impairment loss on debt instruments at fair value through other comprehensive income, Note 5(c)	—	32,865	—	—	—	32,865
Variation for net unrealized loss on cash flow hedges	—	—	—	(38,924)	—	(38,924)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	24,574	—	24,574
Translation of foreign operations	—	—	—	—	76,935	76,935

Balances as of December 31, 2020	297,212	1,667,103	(1,255,845)	(37,108)	165,411	836,773
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	1,389,995	—	—	1,389,995
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	145,899	—	—	—	—	145,899
Transfer to retained earnings from realized gain from equity instruments at fair value through other comprehensive income	(451,898)	—	—	—	—	(451,898)
Unrealized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	—	(1,986,046)	—	—	—	(1,986,046)
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(249,689)	—	—	—	(249,689)
Transfer of impairment recovery on debt instruments at fair value through other comprehensive income, Note 5(c)	—	(30,994)	—	—	—	(30,994)
Variation for net unrealized gain on cash flow hedges	—	—	—	68,615	—	68,615
Transfer of realized gain on cash flow hedges to consolidated statement of income, net of realized loss	—	—	—	13,371	—	13,371
Translation of foreign operations	—	—	—	—	95,674	95,674

Balances as of December 31, 2021	(8,787)	(599,626)	134,150	44,878	261,085	(168,300)

(e)	Components of other comprehensive income -
The consolidated statement of comprehensive income include: (i) Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods, such as the revaluation of gain (loss) in equity instruments at fair value through other comprehensive income and (ii) Other comprehensive income to be reclassified to the consolidated statement of income in future periods, such as the comprehensive income of financial instruments derivatives used as cash flow hedges, debt instruments at fair value through other comprehensive income and translation for foreign operations. Below is the movement of the caption:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods:
Equity instruments at fair value through other comprehensive income
Gains on equity instruments at fair value through other comprehensive income, net	145,899	8,175	117,329

Subtotal	145,899	8,175	117,329

Non-controlling interest	231	(35)	(438)
Income Tax	31	36	(219)

Total	146,161	8,176	116,672

Other comprehensive income to be reclassified to the consolidated statement of income in future periods:
Debt instruments at fair value through other comprehensive income
Unrealized net (loss) gain on debt instruments at fair value through other comprehensive income	(1,986,046)	791,762	1,341,797
Transfer to income of unrealized net gain on debt instruments at fair value through other comprehensive income	(249,689)	(193,683)	(80,080)
Transfer to income of (recovery) loss for impairment on debt instruments at fair value through other comprehensive income	(30,994)	32,865	6,779

Subtotal	(2,266,729)	630,944	1,268,496

Non-controlling interest	(6,978)	2,082	2,517
Income Tax	(8,404)	2,643	(7,878)

Total	(2,282,111)	635,669	1,263,135

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Insurance premiums reserve, Note 14(b)	1,389,995	(331,990)	(999,430)

Non-controlling interest	2,285	(546)	(1,643)

Total	1,392,280	(332,536)	(1,001,073)

Cash flow hedges:
Net gain (loss) from cash flow hedges	68,615	(38,924)	(74,593)
Transfer of net realized loss from cash flow hedge to consolidated statement of income	13,371	24,574	23,924

Subtotal	81,986	(14,350)	(50,669)

Non-controlling interest	261	(59)	(217)
Income Tax	15,696	(3,559)	(13,052)

Total	97,943	(17,968)	(63,938)

Foreign currency translation	95,674	76,935	(14,507)

(f)	Shareholders’ equity for legal purposes (regulatory capital) -
IFS is not required to establish a regulatory capital for statutory purposes. As of December 31, 2021 and 2020, the regulatory capital required for Interbank, Interseguro and Inteligo Bank (a Subsidiary of Inteligo Group Corp.), is calculated based on the separate financial statement of each Subsidiary and prepared following the specifications stated by their regulators (the SBS or the Central Bank of the Bahamas, in the case of Inteligo Bank).
The regulatory capital required for Interbank, Interseguro and Inteligo Bank is detailed below:
Interbank’s regulatory capital -
According to Legislative Decree No. 1028 and amendments, Interbank’s regulatory capital must be equal to or higher than 10 percent of the assets and contingent credits weighted by total risk represented by the sum of: the regulatory capital requirement for market risk multiplied by 10, the regulatory capital requirement for operational risk multiplied by 10 and the assets and contingent credits weighted by credit risk.
However, through Multiple Official Letter No. 27358-2021, the SBS established that in the period between April 2021 and March 2022, the regulatory capital for financial companies shall be equal or higher than 8 percent. Once this period ends, the regulatory capital shall go back to the percentage initially defined (10 percent of the assets and contingent loans weighted by total risks).

As of December 31, 2021 and 2020, Interbank maintains the following amounts related to the risk weighted assets and contingent and regulatory capital (basic and supplementary):

	2021	2020
	S/(000)	S/(000)
Total risk weighted assets and credits	57,570,306	51,451,816
Total regulatory capital	9,135,614	8,742,126
Basic regulatory capital (Level 1)	6,262,096	5,930,657
Supplementary regulatory capital (Level 2)	2,873,518	2,811,469
Global capital to regulatory capital ratio	15.87%	16.99%
As of December 31, 2021 and 2020, Interbank has complied with SBS Resolutions No.2115-2009, No.6328-2009 and No.14354-2009, “Regulations for the Regulatory Capital Requirement for Operational Risk”, “Market Risk” and “Credit Risk”, respectively, as amended. These resolutions establish, mainly, the methodologies to be applied by financial entities to calculate the assets and credits weighted per type of risk.
In July 2011, the SBS issued Resolution No. 8425-2011, modified by Resolution SBS
No. 603-2016
and SBS
No. 975-2016,
which states that financial entities must determine an additional regulatory capital level and develop a process to assess the adequacy of their regulatory capital in relation with their risk profile, which must follow the methodology described in said resolution. The additional regulatory capital requirement shall be equivalent to the amount of regulatory capital requirements calculated for each of the following components: economic cycle, concentration risk, market concentration risk and interest rate risk in the bank book, among others. As of December 31, 2021 and 2020, the additional regulatory capital estimated by Interbank amounts to approximately S/587,350,000 and S/341,328,000, respectively.
In December 2021, the SBS issued Resolution No. 3921-2021, through which it establishes the modification to the calculation of the additional regulatory capital requirement for market concentration, considering the criteria of size, interconnection, substitutability and complexity. Likewise, it establishes two years phase-in
period starting in December 2022.
On March 26, 2020, the SBS issued Resolution No. 1264-2020, establishing that the calculation of regulatory capital requirements in relation to the weighting factor for mortgage loans and non-revolving
consumer loans that have been subject to rescheduling where expiration terms have been extended, will not be increased. Likewise, such Resolution authorizes to the financial entities to use the additional regulatory capital accumulated for the economic cycle component; see Note 1(b). In that sense, Interbank has granted loan reschedulings to its clients, such rescheduling consisted of performing changes in payment schedules and/or granting of grace periods so that the original term of loans was postponed; however, according to the SBS’s indications, this term postponement has not generated that Interbank needs higher regulatory capital requirements, by the weighting factor.
In Group Management’s opinion, Interbank has complied with the requirements established by the aforementioned Resolution.

Interseguro’s regulatory capital -
In accordance with SBS Resolution No. 1124-2006, and its amendments, Interseguro is required to maintain a level of regulatory capital to maintain a minimum equity to support technical risks and other risks that could affect it. The regulatory capital must be higher than the amount resulting from the sum of the solvency net equity, the guarantee fund and the regulatory capital intended to cover credit risks.
The solvency net equity is represented by the higher amount between the solvency margin and the minimal capital. As of December 31, 2021 and 2020, the solvency net equity is represented by the solvency margin. The solvency margin is the complementary support that insurance entities must maintain to deal with possible situations of excess claims not foreseen in the establishment of technical reserves. The total solvency margin corresponds to the sum of the solvency margins of each branch in which Interseguro operates.
Also, the guarantee fund represents the additional equity support that insurance companies must maintain to deal with the other risks that can affect them and that are not covered by the solvency net equity, such as investment risks and other risks. The monthly amount of said fund must be equivalent to 35 percent of the solvency net equity, calculated in accordance with SBS Resolution No. 1124-2006.
As of December 31, 2021 and 2020, Interseguro’s surplus equity is as follows:

	2021	2020
	S/(000)	S/(000)
Regulatory capital	1,387,713	1,359,414
Less
Solvency equity (solvency margin)	672,551	607,841
Guarantee fund	235,393	212,744

Surplus	479,769	538,829

Inteligo Bank’s regulatory capital -
The Central Bank of the Bahamas requires Inteligo Bank to maintain a regulatory capital of not less than 8 percent of its risk weighted assets. Inteligo Bank’s capital ratio as of December 31, 2021 and 2020 is the following:

	2021	2020
	US$(000)	US$(000)
Total eligible capital	287,196	270,709

Total risk weighted assets	1,177,296	953,009

Capital adequacy ratio (in percentage)	24.39	28.41

In Management’s opinion, its Subsidiaries have complied with the requirements set forth by the regulatory entities.

(g)	Reserves -
The General Shareholders’ Meeting of IFS held on March 31, 2022, agreed to constitute reserves for S/800,000,000 charged to retained earnings.
The Board of Directors of IFS session held on April 22, 2020, agreed to constitute reserves for S/500,000,000 charged to retained earnings.

(h)	Subsidiaries’ legal and special reserves -
The Subsidiaries domiciled in Peru are required to establish a reserve equivalent to a certain percentage of their paid-in
capital (20 or 35 percent, depending on their economic activity) through annual transfers of not less than 10 percent of their net income. As of December 31, 2021 and 2020, these reserves amounted to approximately S/1,397,030,000 and S/1,344,250,000, respectively.